Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Duke Energy Retirement Savings Plan (the Plan) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
Participation and Purpose
The Plan is a defined contribution plan sponsored by Duke Energy Corporation (Duke Energy). Duke Energy and each of its affiliated companies that is at least 80% owned and that participate in the Plan are collectively referred to as the Participating Company. The Plan is administered by the Duke Energy Benefits Committee (Benefits Committee or Plan Administrator) and trusteed by the Fidelity Management Trust Company (Fidelity).
The purpose of the Plan is to provide an opportunity for eligible employees to enhance their long-range financial security through employee contributions, matching contributions and non-elective employer retirement contributions, as applicable, from the Participating Company, and investment among certain investment funds, one of which provides indirect ownership in Duke Energy common stock. The Plan is, in part, an employee stock ownership plan and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Generally, employees of the Participating Company are eligible to enter and participate in the Plan if they are paid on the Participating Company’s U. S. payroll system and are non-union (unless agreed to in a collective bargaining agreement).
Contributions
Duke Energy automatically enrolls new full or part-time employees eligible for the Plan. The contributions made to the Plan on the employee’s behalf will be invested in one or more funds selected in accordance with procedures established by the Plan Administrator. The Company match is invested in the same manner as the employee contributions. If an employee chooses not to participate, the employee can contact Fidelity, the recordkeeper, to change the deferral rate to 0%.
Participants may elect to contribute (subject to certain limitations) in the form of pretax, Roth 401(k), and/or after-tax contributions up to 75% of eligible earnings per pay period without regard to years of service. Various provisions of the Internal Revenue Code of 1986, as amended (IRC) may limit the deferrals of some highly compensated employees. All pretax deferrals are exempt, up to the allowed maximum, from federal and most state income tax withholding in the year they are deferred, but are subject to payroll taxes. Participant deferrals are intended to satisfy the requirements of Section 401(k) of the IRC.
The Participating Company generally matches 100% of the first 6% of the employee’s eligible compensation that is contributed to the Plan in the form of pretax and/or Roth 401(k) contributions. A different matching contribution formula may apply to certain groups of employees covered by a collective bargaining agreement. Participant after-tax contributions and matching contributions are intended to satisfy the requirements of Section 401(m) of the IRC. The Participating Company also provides (i) a non-elective employer retirement contribution of 4% of eligible compensation for employees who are not eligible to participate in a defined benefit plan and (ii) discretionary prevailing wage contributions in amounts required to meet prevailing wage/benefit levels for employees subject to prevailing wage requirements. These Participating Company contributions are invested in the same manner as the employee elected contributions.
Participants age 50 or older by the end of the year may contribute an additional pretax and/or Roth 401(k) contribution amount over and above the IRC limits each year. For 2025, the IRC allowed participants age 50 or older to contribute up to $7,500 ($11,250 for participants who attain age 60, 61, 62, or 63 in 2025) over and above the $23,500 pretax and/or Roth 401(k) contribution limit. Participating Company does not provide a company match on these additional contributions.
Rollover Contributions to the Plan
Rollover contributions represent amounts recorded when participants elect to contribute amounts to their Plan accounts from other eligible, tax-qualified retirement plans or qualified individual retirement accounts. Rollover contributions of approximately $29,529 thousand were made to the Plan in 2025.
Investments
Participants may invest their Plan accounts in any or all of the core investment funds offered in the Plan, which include stock, bond, specialty, short-term and target retirement date funds, as well as the Duke Energy Common Stock Fund. The value of an account is updated each business day. As of December 31, 2025, 21 funds were offered for investment.
The Plan offers a brokerage option, BrokerageLink, whereby participants can elect to invest up to 90% of their Plan accounts in numerous publicly traded securities (excluding Duke Energy securities) and mutual funds not offered directly by the Plan.
The Plan also offers an investment advisory service (Professional Management) program through the investment advice and management services provider, Edelmen Financial Engines, LLC (Edelmen Financial Engines). For 2025 and 2024, participants in the Professional Management program were charged an annual fee of 0.195% on their average account balance. Participants may cancel their participation in the Professional Management program at any time without penalty. Online advice through Edelmen Financial Engines is available at no additional cost to the participant.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with participant contributions, Participating Company contributions and allocations of Plan earnings and charged with benefit payments, allocations of Plan losses and administrative expenses. Allocations are based on participant elections and earnings and/or account balances, as defined in the Plan document.
The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. The selection from available investment funds is the sole responsibility of each participant, and the Plan is intended to satisfy the requirements of Section 404(c) of ERISA. A participant may elect or change investment funds and/or the contribution allocation percentage among funds at any time.
Vesting and Distribution
A participant is 100% vested in their Plan account balance attributable to employee and company matching contributions (and earnings on those contributions). Employer retirement contributions and associated investment earnings are subject to a three-year vesting requirement and also vest, if, while employed, the employee dies, becomes disabled or attains age 65. Prevailing wage contributions and associated investment earnings are also subject to a three-year vesting requirement and also vest, if, while employed, the employee dies, becomes disabled or attains age 65. The Plan provides for several different types of in-service withdrawals for certain contributions, including hardship (in compliance with Section 401-(k) of the IRC) and age 59 1/2 withdrawals, and withdrawals of rollover and after-tax accounts at any time.
Forfeitures
Generally, upon distribution of vested balances following termination of employment, participants’ nonvested balances are forfeited. Such forfeitures can be applied to reduce employer contributions or Plan administrative expenses. Forfeitures of $653 thousand and $758 thousand were included in the Plan assets at December 31, 2025, and 2024, respectively. In 2025, forfeited nonvested participant balances of $2,697 thousand were applied to reduce employer contributions and an insignificant amount was used to reduce Plan administrative expenses.
Payment of Benefits
Upon termination of employment, including retirement, death or disability, a participant or, if the participant is deceased, his or her beneficiary, may request the distribution of all or a portion of the balance of the participant’s Plan account. Distributions may be made as soon as practicable after the occasion for the distribution. If the participant attains age 72 after December 31, 2022, and age 73 before January 1, 2033, they are required to begin payments on April 1 following the later of the year they reach age 73 or the year their employment ends. If they attain age 73 after December 31, 2032, they are required to begin payments on April 1 following the later of the year they reach age 75 or the year their employment ends. The participant's entire vested account balance must be distributed to a beneficiary by December 31 of the calendar year containing the fifth anniversary of the participant's death.

If the balance of a participant’s (or beneficiary's) vested account is at least $1, but $7,000 or less (small benefit), it is distributed as soon as practicable. If a distribution election is not made by the participant, the distribution will be made to an individual retirement account (IRA) maintained by Inspira Financial Trust LLC for any participant who has not attained age 71.
In-service withdrawals also are available in certain circumstances.

Notes Receivable from Participants
Participants may borrow, with some limitations, from their accounts a minimum of $1,000 up to a maximum equal to the lesser of (i) $50,000 minus the highest outstanding loan balance during the 12-month period prior to the new loan, or (ii) 50% of their vested account balances. Loans are to be repaid within 58 months, or up to 15 years for the purchase of a primary residence, through regular payroll deductions (and, following termination of employment, as prescribed by the Benefits Committee or its delegate). The loan is secured by 50% of the balance in the participant’s Plan account at the issuance of the loan and bears interest at a rate of 1% more than the prime interest rate in effect at the issuance of the loan, as determined by the Benefits Committee. Principal and interest are paid ratably through payroll deductions (and, following termination of employment, as prescribed by the Benefits Committee or its delegate). Loan receipts will be reinvested based on the participant’s investment election for employee contributions at the time of repayment.
Plan Termination
Duke Energy expects and intends to continue the Plan indefinitely but has the right under the Plan to amend, suspend or terminate the Plan subject to the provisions set forth in ERISA. In the event of termination of the Plan, the net assets of the Plan would be distributed to participants based on their Plan accounts.